18. Transactions with Related Parties	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Note 18. Transactions with Related Parties

Note 18.  Transactions with Related Parties

The Company has had, and may be expected to have in the future, banking transactions in the ordinary course of business with directors, principal officers, their immediate families and affiliated companies in which they are principal shareholders (commonly referred to as related parties), all of which have been, in the opinion of management, made on the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with others and which do not represent more than the normal risk of collectibility, or present other unfavorable features.

Aggregate loan transactions with related parties as of December 31 were as follows:

	2014	2013

Balance, beginning of year	$ 7,529,947	$ 7,063,713
Loans - New Principal Officers/Directors	1,039,792	0
New loans to existing Officers/Directors	22,763,371	7,619,387
Repayment*	(22,739,837)	(7,153,153)
Balance, end of year	$ 8,593,273	$ 7,529,947

*Includes loans sold to the secondary market.

Total deposits with related parties were $6,873,907 and $5,382,564 at December 31, 2014 and 2013, respectively.

The Company leases 2,253 square feet of condominium space in the state office building on Main Street in Newport, Vermont to its trust company affiliate, CFSG, for its principal offices. CFSG also leases offices in the Company’s Barre and Lyndonville branches. The amount of rental income received from CFSG for the years ended December 31, 2014 and 2013 was $40,418 and $37,062, respectively.

The Company utilizes the services of CFSG as an investment advisor for the Company’s 401(k) plan. The Human Resources committee of the Board of Directors is the Trustee of the plan, and CFSG provides investment advice for the plan. CFSG also acts as custodian of the retirement funds and makes investments on behalf of the plan and its participants. In addition, CFSG serves as investment advisor and custodian of funds under the Company’s SERP. The Company pays monthly management fees to CFSG for its services to the 401(k) plan and the SERP based on the market value of the total assets under management. The amount paid to CFSG for the years ended December 31, 2014 and 2013 was $42,556 and $43,292, respectively, for the 401(k) plan and $2,479 and $2,600, respectively, for the SERP.